UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                       FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009

Check here if Amendment:      ___; Amendment Number:  1
  This Amendment (Check only one.)  XX is a restatement.
                                           ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Stadium Capital Management, LLC
Address:    19785 Village Office Court, Suite 101
            Bend, OR  97702

Form 13F File Number:   028-10135

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Bradley R. Kent
Title:      Managing Director
Phone:      541-322-0600

Signature, Place and Date of Signing:
Bradley R. Kent               Bend, OR          November 13, 2009
      [Signature]       [City, State]                 [Date]

Report Type (Check only one.):
XX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              -0-

Form 13F Information Table Entry Total:         25

Form 13F Information Table Value Total:         $368,103 (X 1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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

NAME OF ISSUER                     TITLE OF  CUSIP         VALUE X1000 SHARES           INV.    OTHER  VOTING AUTH
                                   CLASS                                                DISC.   MGR
                                                                                                       SOLE        SHR   NONE

ADMINISTAFF INC                    COMMON    007094105           29296     1115204  N    SOLE              1115204   0     0
AMERICAN WOODMARK CORP             COMMON    030506109            9762      504736  N    SOLE               504736   0     0
ATLANTIS GROUP INC CL A            COMMON    049156102              13      695459  N    SOLE               695459   0     0
BIG 5 SPORTING GOODS CORP          COMMON    08915P101           50754     3361173  N    SOLE              3361173   0     0
BLUELINX HOLDINGS INC              COMMON    09624H109            4819     1201761  N    SOLE              1201761   0     0
BUILDERS FIRSTSOURCE INC           COMMON    12008R107           23401     5367140  N    SOLE              5367140   0     0
CARDIAC SCIENCE CORPORATION        COMMON    14141A108            1008      251903  N    SOLE               251903   0     0
CASH STORE FINANCIAL               COMMON    14756F103           11550     1403475  N    SOLE              1403475   0     0
CGI GROUP INC                      COMMON    39945C109           20764     1776222  N    SOLE              1776222   0     0
COMERICA INC                       COMMON    200340107            8541      287857  N    SOLE               287857   0     0
COMMERCIAL VEHICLE GROUP INC       COMMON    202608105            7173     1101773  N    SOLE              1101773   0     0
CPI INTL INC                       COMMON    12618M100           10012      894722  N    SOLE               894722   0     0
DESTINATION MATERNITY              COMMON    25065D100            9406      518827  N    SOLE               518827   0     0
DRESS BARN INC                     COMMON    261570105           38955     2172602  N    SOLE              2172602   0     0
KENEXA CORPORATION                 COMMON    488879107           20522     1522391  N    SOLE              1522391   0     0
MAIDENFORM BRANDS INC              COMMON    560305104            9803      610389  N    SOLE               610389   0     0
NESS TECHNOLOGIES INC              COMMON    64104X108            1123      142300  N    SOLE               142300   0     0
NORTHRIM BANK-ANCHORAGE ALASKA     COMMON    666762109            1081       70916  N    SOLE                70916   0     0
OBAGI MEDICAL PRODUCTS INC         COMMON    67423R108            5547      478163  N    SOLE               478163   0     0
PANTRY INC DEL                     COMMON    698657103            7893      503365  N    SOLE               503365   0     0
PARAMETRIC TECHNOLOGY CORP         COMMON    699173209             616       44600  N    SOLE                44600   0     0
REGIS CORPORATION                  COMMON    758932107           31753     2048549  N    SOLE              2048549   0     0
RURAL METRO CORP                   COMMON    781748108           11126     2661752  N    SOLE              2661752   0     0
TNS INC                            COMMON    872960109           20144      735189  N    SOLE               735189   0     0
WEBSENSE INC                       COMMON    947684106           33041     1966744  N    SOLE              1966744   0     0



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